Income Taxes - Summary of Reconciliation of Income Taxes Expenses (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount
Profit/(loss) before income tax	¥ 269,623,829	$ 39,091,780	¥ (846,409,045)	¥ (1,220,798,253)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ (67,405,957)	$ (9,772,945)	¥ 211,602,261	¥ 305,199,563
Effect of different tax rates	12,944,788	1,876,818	(60,256,708)	(272,361,568)
Tax exempted income				(350,121)
Outside basis difference	(109,594,486)	(15,889,707)
Expenses not deductible for tax purposes	12,666,674	1,836,495	62,168,979	73,694,299
Adjustment on current income tax of the previous periods	(18,081,862)	(2,621,623)	8,525,032	24,502,181
Deferred only adjustment			26,769,243
Research and development super-deduction			(19,928,755)	(20,606,639)
Tax rate change			(105,024,051)	(157,679,128)
Changes in valuation allowance	261,898,970	37,971,781	136,626,066	309,581,005
Total income tax expenses	¥ 92,428,127	$ 13,400,819	¥ 260,482,067	¥ 261,979,592